Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
M3Sixty Income and Opportunity Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Class A
Trading Symbol	HROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) (formerly, the FinTrust Income and Opportunity Fund) for the six months ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.m3sixtycapital.com
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$110	2.20%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed since inception?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A shares without sales charge	15.04%	8.00%	6.09%
Class A shares with sales charge	8.72%	6.79%	5.45%
S&P 500® Total Return Index	13.52%	15.93%	15.10%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 19,249,104
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 64,507
Investment Company, Portfolio Turnover	61.70%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$19,249,104	Investment Advisory Fees Paid	$64,507
Number of Portfolio Holdings	37	Portfolio Turnover Rate	61.70%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Communications	19.86%	Commodity Funds	6.36%
Financial	16.27%	Government	5.20%
Technology Consumer, Cyclical Cash & Cash Equivalents Consumer, Non-cyclical	13.96% 12.49% 9.66% 6.47%	Industrial Energy Alternative Fund Equity Fund	3.27% 2.67% 2.38% 1.41%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	9.66%	American Airlines Group, Inc.	3.85%
Meta Platforms, Inc. - Class A	5.38%	Amazon.com, Inc.	3.73%
U.S. Treasury Note, 4.75%, 07/31/2025	5.20%	SPDR Gold Shares	3.55%
VEON Ltd.	4.13%	Xometry, Inc. - Class A	3.27%
Lyft, Inc. - Class A	4.12%	Up Fintech Holding Ltd.	3.16%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material Fund changes that occurred during the six month ended May 31, 2025.
M3Sixty Income and Opportunity Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Institutional Class
Trading Symbol	HIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) (formerly, the FinTrust Income and Opportunity Fund) for the six months ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.m3sixtycapital.com
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$98	1.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]	How has the Fund performed since inception?
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	15.31%	8.30%	6.36%
S&P 500® Total Return Index	13.52%	15.93%	15.10%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 19,249,104
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 64,507
Investment Company, Portfolio Turnover	61.70%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$19,249,104	Investment Advisory Fees Paid	$64,507
Number of Portfolio Holdings	37	Portfolio Turnover Rate	61.70%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Communications	19.86%	Commodity Funds	6.36%
Financial	16.27%	Government	5.20%
Technology Consumer, Cyclical Cash & Cash Equivalents Consumer, Non-cyclical	13.96% 12.49% 9.66% 6.47%	Industrial Energy Alternative Fund Equity Fund	3.27% 2.67% 2.38% 1.41%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	9.66%	American Airlines Group, Inc.	3.85%
Meta Platforms, Inc. - Class A	5.38%	Amazon.com, Inc.	3.73%
U.S. Treasury Note, 4.75%, 07/31/2025	5.20%	SPDR Gold Shares	3.55%
VEON Ltd.	4.13%	Xometry, Inc. - Class A	3.27%
Lyft, Inc. - Class A	4.12%	Up Fintech Holding Ltd.	3.16%

Material Fund Change [Text Block]	How has the Fund Changed There were no material Fund changes that occurred during the six month ended May 31, 2025.